Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Schedule Of Restructuring Charges

2018
One-time termination benefits	$135
Lease expense	163
Asset impairment charges	375
Other	17
$690

One-time Termination Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Schedule Of Accrued Reserve

2018
Accrued termination benefits, beginning of period	$-
Termination benefits recognized	135
Termination benefits settled	(115)
Accrued termination benefits, end of period	$20

Lease Payable [Member]
Restructuring Cost and Reserve [Line Items]
Schedule Of Accrued Reserve

2018
Lease payable, beginning of period	$-
Present value of future minimum lease payments less estimated future sublease rentals, net of deferred rent of $62	182
Settlements	(48)
Change in estimate	43
Lease payable, end of period	177
Current portion of lease payable	86
Long-term portion of lease payable	$91